Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 11% Senior Unsecured Notes [Member]	Dec. 31, 2012 11% Senior Unsecured Notes [Member]	Oct. 11, 2012 11% Senior Unsecured Notes [Member]	Dec. 31, 2011 8.25% Senior Convertible Notes [Member]	Feb. 17, 2010 8.25% Senior Convertible Notes [Member]
Schedule Of Long Term Debt [Line Items]
Long term debt		$ 79,750				$ 31,535	$ 79,750	$ 79,750	$ 79,800	$ 31,535	$ 32,000
Discount on 11% senior unsecured notes	(4,277)	(4,911)						2,800
Less current portion			9,000	15,551	15,551
Long-term portion	$ 75,473	$ 74,839				$ 31,535